LONG-TERM DEBT - Redemption prices (Details) - Senior unsecured notes - due November 15, 2022	12 Months Ended
Dec. 31, 2019
2019
Long Term Debt
Borrowings Redemption Price Percentage	101.04%
2020 and thereafter
Long Term Debt
Borrowings Redemption Price Percentage	100.00%